ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION [Abstract]
Significant Subsidiaries of Company and its Consolidated Variable Interest Entities
(a)	As of December 31, 2021, significant subsidiaries of the Company include the following entities:

Entity	Date of Incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company		Principal activities
			2020	2021

Garena Online Private Limited (“Garena Online”)	May 8, 2009	Singapore	100	100	Game operations and software development

Shopee Limited	January 16, 2015	Cayman Islands	100	100	Investment holding company

Shopee Singapore Private Limited	February 5, 2015	Singapore	100	100	Online platform

PT Shopee International Indonesia	August 5, 2015	Indonesia	100	100	Online platform

Financial Information of VIEs
The following tables represent the financial information of the VIEs whom the Company does not have majority voting interest as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 before eliminating the intercompany balances and transactions between the VIEs and other entities within the group:

	As of December 31,
	2020	2021
	$	$
ASSETS:
Current assets:
Cash and cash equivalents	94,502	141,985
Amounts due from intercompanies(1)	44,928	159,349
Others	79,484	69,746
Total current assets	218,914	371,080

Non-current assets:
Property and equipment, net	35,453	40,246
Long-term investments	16,080	14,141
Deferred tax assets	47,948	43,961
Others	37,662	23,611
Total non-current assets	137,143	121,959
Total assets	356,057	493,039

LIABILITIES:
Current liabilities:
Accrued expenses and other payables	91,186	104,186
Deferred revenue	212,377	203,382
Amounts due to intercompanies(1)	70,019	157,251
Others	31,104	20,076
Total current liabilities	404,686	484,895

Non-current liabilities:
Deferred revenue	55,200	36,189
Amounts due to intercompanies(1)	15,710	27,596
Others	18,418	7,910
Total non-current liabilities	89,328	71,695
Total liabilities	494,014	556,590

(1)
Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions, and funds advanced for working capital purpose.

	Year ended December 31,
	2019	2020	2021
	$	$	$
Revenue
- Third party customers	443,401	562,347	690,383
- Intercompanies	118,833	145,848	195,639
Net (loss) profit	(2,108)	(30,435)	22,390

	Year ended December 31,
	2019	2020	2021
	$	$	$
Net cash (used in) generated from operating activities	(77,708)	134,060	61,875
Net cash used in investing activities	(69,181)	(27,399)	(14,847)
Net cash generated from (used in) financing activities	199,406	(13,023)	15,030